Unaudited Condensed Consolidated Statements of Recognized Income and Expense - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	€ 5,541	€ 4,440
OTHER RECOGNISED INCOME AND EXPENSE	214	946
Items that will not be reclassified to profit or loss	433	390
Actuarial gains and losses on defined benefit pension plans	843	885
Non-current assets held for sale	0	0
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(1)	(8)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(334)	(68)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	37	54
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(37)	(54)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	123	(129)
Income tax relating to items that will not be reclassified	(198)	(290)
Items that may be reclassified to profit or loss	(219)	556
Hedges of net investments in foreign operations (effective portion)	(1,693)	(1,001)
Revaluation gains (losses)	(1,693)	(1,001)
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Exchange differences	4,462	3,036
Revaluation gains (losses)	4,462	3,036
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Cash flow hedges (effective portion)	(2,604)	(230)
Revaluation gains (losses)	(942)	(651)
Amounts transferred to income statement	(1,662)	421
Transferred to initial carrying amount of hedged items	0	0
Other reclassifications	0	0
Hedging instruments (items not designated)	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Debt instruments at fair value with changes in other comprehensive income	(1,804)	(1,914)
Revaluation gains (losses)	(2,411)	(1,637)
Amounts transferred to income statement	(190)	(277)
Other reclassifications	797	0
Non-current assets held for sale	0	0
Revaluation gains (losses)	0	0
Amounts transferred to income statement	0	0
Other reclassifications	0	0
Share of other recognised income and expense of investments	139	49
Income tax relating to items that may be reclassified to profit or loss	1,281	616
Total recognised income and expenses for the year	5,755	5,386
Attributable to non-controlling interests	664	748
Attributable to the parent	€ 5,091	€ 4,638